Segment Reporting - Revenues by Geographical Segment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total operating revenue	¥ 101,644	¥ 92,561	¥ 154,322
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of geographical areas [line items]
Total operating revenue	101,644	92,561	154,322
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Domestic [Member]
Disclosure of geographical areas [line items]
Total operating revenue	76,517	65,137	110,112
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | International [Member]
Disclosure of geographical areas [line items]
Total operating revenue	24,739	27,090	41,651
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Hong Kong, Macau and Taiwan [Member]
Disclosure of geographical areas [line items]
Total operating revenue	¥ 388	¥ 334	¥ 2,559